Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) Customer
Disclosure Of Trade And Other Receivables [Abstract]
Trade and other receivables held for use | $	$ 0
Description of how management determines concentrations	customers to which it has sales representing 10% or more of its operating revenue
Number of customers with sales representing 10% or more of revenues | Customer	0